Taxation (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	$ 38,006	$ 27,609		$ 42,636	$ 62,917
Deferred income taxes	(1,670)	29,632		(8,364)	9,542
Total taxes	36,336	$ 57,241	[1]	34,272	$ 72,459	[1]
Deferred tax liabilities	$ 120,984			120,984			$ 137,106
Increase (decrease) in income tax liabilities				(15,100)
Estimated current tax expense from recognition of Pillar Two taxes				8,600
IHS Latam Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of impairment of goodwill				0
Nigeria, Nairas
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in income tax liabilities through movements in uncertain tax positions due to currency devaluation				$ (11,700)

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).